UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   ----------

                                    FORM N-Q

                                   ----------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-07923

                                CNI CHARTER FUNDS
               (Exact name of registrant as specified in charter)

                                   ----------

                             400 North Roxbury Drive
                             Beverly Hills, CA 90210
               (Address of principal executive offices) (Zip code)

                          SEI Investments Distributors
                             1 Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-888-889-0799

                   DATE OF FISCAL YEAR END: SEPTEMBER 30, 2009

                     DATE OF REPORTING PERIOD: JUNE 30, 2009

ITEM 1. SCHEDULE OF INVESTMENTS

Schedule of Investments (Unaudited)
JUNE 30, 2009

AHA Limited Maturity Fixed Income Fund

                                                               Face
                                                              Amount      Value
Description                                                    (000)      (000)
-----------                                                 ----------   -------
CORPORATE BONDS [40.7%]
   AEROSPACE & DEFENSE [2.0%]
   Boeing
      5.000%, 03/15/14                                      $      550   $   579
   United Technologies
      7.125%, 11/15/10                                             175       187
--------------------------------------------------------------------------------
   TOTAL AEROSPACE & DEFENSE                                                 766
--------------------------------------------------------------------------------
   BANKS [8.8%]
   Bank of America
      6.250%, 04/15/12                                             550       565
      4.375%, 12/01/10                                              60        60
   Goldman Sachs Group
      1.625%, 07/15/11                                           1,000     1,005
   JPMorgan Chase
      3.125%, 12/01/11                                           1,000     1,035
   Wachovia
      4.375%, 06/01/10                                             100       102
   Wachovia, MTN
      5.500%, 05/01/13                                             550       569
--------------------------------------------------------------------------------
   TOTAL BANKS                                                             3,336
--------------------------------------------------------------------------------
   COMPUTER SYSTEM DESIGN & SERVICES [2.5%]
   Hewlett-Packard
      6.125%, 03/01/14                                             550       606
      4.250%, 02/24/12                                             150       157
   IBM
      4.950%, 03/22/11                                             190       200
--------------------------------------------------------------------------------
   TOTAL COMPUTER SYSTEM DESIGN & SERVICES                                   963
--------------------------------------------------------------------------------
   DRUGS [0.4%]
   Abbott Laboratories
      5.600%, 05/15/11                                             145       155
--------------------------------------------------------------------------------
   ENERGY [1.5%]
   Exelon Generation
      6.950%, 06/15/11                                             200       212
   Florida Power
      4.500%, 06/01/10                                             250       256
   FPL Group Capital
      5.625%, 09/01/11                                              85        91
--------------------------------------------------------------------------------
   TOTAL ENERGY                                                              559
--------------------------------------------------------------------------------
   FINANCIAL SERVICES [7.8%]
   Boeing Capital
      6.100%, 03/01/11                                             250       266
   Caterpillar Financial Services, MTN
      5.050%, 12/01/10                                             200       208
   General Electric Capital
      3.000%, 12/09/11                                           1,000     1,032
   General Electric Capital, MTN
      4.875%, 10/21/10                                             150       154
   General Electric Capital, Ser A, MTN
      6.000%, 06/15/12                                             550       578
   HSBC Finance
      6.375%, 11/27/12                                             550       560

                                                               Face
                                                              Amount      Value
Description                                                    (000)      (000)
-----------                                                 ----------   -------
   John Deere Capital, MTN
      5.250%, 10/01/12                                      $      150   $   159
--------------------------------------------------------------------------------
   TOTAL FINANCIAL SERVICES                                                2,957
--------------------------------------------------------------------------------
   FOOD, BEVERAGE & TOBACCO [1.6%]
   Coca-Cola
      5.750%, 03/15/11                                             145       155
   Kellogg
      6.600%, 04/01/11                                             200       214
   PepsiCo
      5.150%, 05/15/12                                              60        65
   Unilever Capital
      7.125%, 11/01/10                                             150       160
--------------------------------------------------------------------------------
   TOTAL FOOD, BEVERAGE & TOBACCO                                            594
--------------------------------------------------------------------------------
   FOOD-RETAIL [0.2%]
   Safeway
      6.500%, 03/01/11                                              60        64
--------------------------------------------------------------------------------
   INSURANCE [0.1%]
   Allstate
      7.200%, 12/01/09                                              50        51
--------------------------------------------------------------------------------
   INVESTMENT BANKER/BROKER DEALER [5.6%]
   Bear Stearns, MTN
      6.950%, 08/10/12                                             550       598
   Credit Suisse First Boston
      6.125%, 11/15/11                                             550       589
   Goldman Sachs Group
      6.600%, 01/15/12                                             115       122
      4.500%, 06/15/10                                             100       102
   Morgan Stanley
      6.750%, 04/15/11                                             550       576
      4.250%, 05/15/10                                             150       152
--------------------------------------------------------------------------------
   TOTAL INVESTMENT BANKER/BROKER DEALER                                   2,139
--------------------------------------------------------------------------------
   MULTI-MEDIA [2.0%]
   Walt Disney, MTN
      6.375%, 03/01/12                                             550       604
      5.700%, 07/15/11                                             150       161
--------------------------------------------------------------------------------
   TOTAL MULTI-MEDIA                                                         765
--------------------------------------------------------------------------------
   OIL, GAS & CONSUMABLE FUELS [3.7%]
   Chevron
      3.950%, 03/03/14                                             550       566
   ConocoPhillips
      8.750%, 05/25/10                                             250       267
      4.750%, 02/01/14                                             550       573
--------------------------------------------------------------------------------
   TOTAL OIL, GAS & CONSUMABLE FUELS                                       1,406
--------------------------------------------------------------------------------
   PETROLEUM & FUEL PRODUCTS [1.4%]
   Occidental Petroleum, MTN
      4.250%, 03/15/10                                             500       510
--------------------------------------------------------------------------------

Schedule of Investments (Unaudited)
JUNE 30, 2009

AHA Limited Maturity Fixed Income Fund

                                                               Face
                                                              Amount      Value
Description                                                    (000)      (000)
-----------                                                 ----------   -------
   TELEPHONES & TELECOMMUNICATIONS [3.1%]
   AT&T
      6.250%, 03/15/11                                      $      550   $   583
   Verizon Communications
      7.250%, 12/01/10                                             550       585
--------------------------------------------------------------------------------
   TOTAL TELEPHONES & TELECOMMUNICATIONS                                   1,168
--------------------------------------------------------------------------------
      TOTAL CORPORATE BONDS
      (Cost $15,065)                                                      15,433
--------------------------------------------------------------------------------
U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS [19.2%]
   FHLMC REMIC, Pool FHRR R005 AB, Cl AB
      5.500%, 12/15/18                                             503       521
   FHLMC REMIC, Ser R003, Cl AG
      5.125%, 10/15/15                                             386       396
   FHLMC REMIC, Ser R006, Cl AK
      5.750%, 12/15/18                                             314       325
   FHLMC REMIC, Ser R009, Cl AJ
      5.750%, 12/15/18                                             484       501
   FHLMC REMIC, Ser R010, Pool FHRR
      R010 AB, Cl AB
      5.500%, 12/15/19                                             585       602
   FHLMC REMIC, Ser R015, Pool FHRR
      R015 AN, Cl AN
      3.750%, 02/15/13                                             424       430
   FHLMC, Pool G12806
      5.500%, 09/01/22                                             375       393
   FHLMC, Pool G18247
      5.000%, 04/01/23                                             254       263
   FHLMC, Pool G18251
      5.000%, 05/01/23                                             387       400
   FHLMC, Pool J04241
      5.500%, 01/01/22                                             291       305
   FHLMC, Pool J04459
      5.000%, 03/01/22                                             203       210
   FHLMC, Pool J04508
      5.000%, 03/01/22                                             129       134
   FHLMC, Pool J07575
      5.000%, 04/01/23                                             281       291
   FNMA
      2.900%, 04/07/14                                             925       912
      1.750%, 03/23/11                                             200       202
   FNMA, Pool 541946
      7.500%, 07/01/30                                               1         1
   FNMA, Pool 584930
      7.500%, 05/01/31                                               2         2
   FNMA, Pool 837196
      5.500%, 02/01/21                                             513       538
   FNMA, Pool 933915
      4.500%, 06/01/23                                             431       440

                                                               Face
                                                              Amount      Value
Description                                                    (000)      (000)
-----------                                                 ----------   -------
   FNMA, Pool 961783
      4.500%, 02/01/23                                      $      386   $   395
--------------------------------------------------------------------------------
      TOTAL U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS
      (Cost $7,125)                                                        7,261
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS [15.4%]
   FHLB
      5.375%, 08/19/11                                             600       648
      4.375%, 09/17/10                                             330       345
   FHLMC
      6.000%, 06/15/11                                             600       654
      4.750%, 01/18/11                                             600       635
   FNMA
      6.250%, 02/01/11                                             925       973
      6.000%, 05/15/11                                           1,000     1,087
      5.375%, 11/15/11                                             600       654
      4.250%, 08/15/10                                             790       822
--------------------------------------------------------------------------------
      TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
      (Cost $5,742)                                                        5,818
--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS [14.7%]
   U.S. Treasury Notes
      4.875%, 04/30/11                                             840       898
      4.875%, 02/15/12                                             100       109
      4.750%, 01/31/12                                              50        54
      4.500%, 05/15/10                                             935       968
      4.500%, 11/30/11                                           1,000     1,077
      4.125%, 08/31/12                                           1,000     1,074
      3.875%, 09/15/10                                             235       244
      1.750%, 11/15/11                                           1,150     1,163
--------------------------------------------------------------------------------
      TOTAL U.S. TREASURY OBLIGATIONS
      (Cost $5,553)                                                        5,587
--------------------------------------------------------------------------------
MUNICIPAL BOND [1.6%]
   CALIFORNIA [1.6%]
   Irvine Ranch Water District, RB, ETM
      8.180%, 03/15/14                                             550       613
--------------------------------------------------------------------------------
      TOTAL MUNICIPAL BOND
      (Cost $612)                                                            613
--------------------------------------------------------------------------------
MORTGAGE-BACKED SECURITY [0.4%]
   BMW Vehicle Lease Trust, Cl A3
      2.910%, 03/15/12                                             160       161
--------------------------------------------------------------------------------
   TOTAL MORTGAGE-BACKED SECURITY
   (Cost $160)                                                               161

Schedule of Investments (Unaudited)
JUNE 30, 2009

AHA Limited Maturity Fixed Income Fund

                                                                          Value
Description                                                   Shares      (000)
-----------                                                 ----------   -------
CASH EQUIVALENT [7.3%]
   AIM STIT-Treasury Portfolio, 0.13%*                       2,781,155   $ 2,781
--------------------------------------------------------------------------------
      TOTAL CASH EQUIVALENT
      (Cost $2,781)                                                        2,781
--------------------------------------------------------------------------------
      TOTAL INVESTMENTS [99.3%]
      (Cost $37,038) +                                                   $37,654
--------------------------------------------------------------------------------

PERCENTAGES ARE BASED ON NET ASSETS OF $37,919,805.

*    THE RATE REPORTED IS THE 7-DAY CURRENT YIELD AS OF JUNE 30, 2009.

CL -- CLASS
ETM -- ESCROW TO MATURITY
FHLB -- FEDERAL HOME LOAN BANK
FHLMC -- FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA -- FEDERAL NATIONAL MORTGAGE ASSOCIATION
MTN -- MEDIUM TERM NOTE
RB -- REVENUE BOND
REMIC -- REAL ESTATE MORTGAGE INVESTMENT CONDUIT
SER -- SERIES

+    AT JUNE 30, 2009, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $37,038
     (000)'S, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $634 (000)'S AND $(18) (000)'S, RESPECTIVELY.

FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

The following is a summary of the inputs used as of June 30, 2009 in valuing the Fund's investments carried at value ($ Thousands):

                                                 Level 1   Level 2   Level 3    Total
                                                 -------   -------   -------   -------
Investments in Securities
   Corporate Bonds                               $    --   $15,433     $--     $15,433
   U.S. Government Mortgage-Backed Obligations        --     7,261      --       7,261
   U.S. Government Agency Obligations                 --     5,818      --       5,818
   U.S. Treasury Obligations                          --     5,587      --       5,587
   Municipal Bond                                     --       613      --         613
   Mortgage-Backed Security                           --       161      --         161
   Cash Equivalent                                 2,781        --      --       2,781
                                                 -------   -------     ---     -------
Total Investments in Securities                  $ 2,781   $34,873     $--     $37,654
                                                 =======   =======     ===     =======

Schedule of Investments (Unaudited)
JUNE 30, 2009

AHA Full Maturity Fixed Income Fund

                                                               Face
                                                              Amount      Value
Description                                                    (000)      (000)
-----------                                                 ----------   -------
CORPORATE BONDS [39.8%]
   AEROSPACE & DEFENSE [0.3%]
   United Technologies
      6.125%, 02/01/19                                      $      100   $   111
--------------------------------------------------------------------------------
   AGRICULTURE [0.2%]
   Bunge NA Finance
      5.900%, 04/01/17                                             100        92
--------------------------------------------------------------------------------
   APPLICATIONS SOFTWARE [0.8%]
   Microsoft
      4.200%, 06/01/19                                             300       293
--------------------------------------------------------------------------------
   BANKS [7.6%]
   AmSouth Bancorporation
      6.750%, 11/01/25                                              75        51
   Bank of America
      10.200%, 07/15/15                                            100       105
      5.650%, 05/01/18                                             265       234
      2.100%, 04/30/12                                             320       321
   Bank of America, MTN
      7.375%, 05/15/14                                             100       103
   Bank One
      10.000%, 08/15/10                                             89        95
   Citigroup
      2.125%, 04/30/12                                             250       251
   Deutsche Bank Trust
      7.250%, 10/15/11                                              46        49
   Dresdner Bank - New York
      7.250%, 09/15/15                                             150       129
   European Investment Bank
      4.625%, 03/21/12                                             250       267
   HSBC Holding
      7.500%, 07/15/09                                             285       285
   Morgan Stanley
      5.300%, 03/01/13                                             260       263
   National City Bank
      4.150%, 08/01/09                                             150       150
   PNC Funding
      2.300%, 06/22/12                                             175       176
   Santander Central Hispano Issuances
      7.625%, 09/14/10                                             100       103
   Wachovia
      5.300%, 10/15/11                                             200       208
   Wachovia, MTN
      5.500%, 05/01/13                                             150       155
--------------------------------------------------------------------------------
   TOTAL BANKS                                                             2,945
--------------------------------------------------------------------------------
   BEAUTY PRODUCTS [1.0%]
   Procter & Gamble
      4.700%, 02/15/19                                             185       188
      4.600%, 01/15/14                                             175       184
--------------------------------------------------------------------------------
   TOTAL BEAUTY PRODUCTS                                                     372
--------------------------------------------------------------------------------

                                                               Face
                                                              Amount      Value
Description                                                    (000)      (000)
-----------                                                 ----------   -------
   BUILDING & CONSTRUCTION [0.2%]
   Hanson Australia Funding
      5.250%, 03/15/13                                      $       75   $    59
--------------------------------------------------------------------------------
   CABLE/MEDIA [0.2%]
   TCI Communications
      7.875%, 08/01/13                                              75        85
--------------------------------------------------------------------------------
   CHEMICALS [0.5%]
   EI Du Pont de Nemours
      5.875%, 01/15/14                                             190       206
--------------------------------------------------------------------------------
   COMPUTER SYSTEM DESIGN & SERVICES [0.4%]
   Hewlett-Packard
      6.125%, 03/01/14                                             135       149
--------------------------------------------------------------------------------
   DATA PROCESSING [0.3%]
   Fiserv
      6.125%, 11/20/12                                             100       104
--------------------------------------------------------------------------------
   DRUGS [2.9%]
   Abbott Laboratories
      5.600%, 05/15/11                                             325       347
   Eli Lilly
      3.550%, 03/06/12                                             175       181
   Merck
      5.000%, 06/30/19                                             200       203
   Novartis Capital
      4.125%, 02/10/14                                             110       113
   Pfizer
      5.350%, 03/15/15                                             200       215
   Teva Pharmaceutical
      5.550%, 02/01/16                                              75        78
--------------------------------------------------------------------------------
   TOTAL DRUGS                                                             1,137
--------------------------------------------------------------------------------
   ENERGY [1.5%]
   Carolina Power & Light
      5.150%, 04/01/15                                              80        84
   Exelon
      5.625%, 06/15/35                                              75        60
   FPL Group Capital
      7.875%, 12/15/15                                             115       136
   Korea Electric Power
      7.750%, 04/01/13                                              95       100
      6.750%, 08/01/27                                              75        57
   NiSource Finance
      7.875%, 11/15/10                                              75        78
   PPL Energy Supply, Ser A
      5.700%, 10/15/15                                              75        76
--------------------------------------------------------------------------------
   TOTAL ENERGY                                                              591
--------------------------------------------------------------------------------
   FINANCIAL SERVICES [5.2%]
   American Express Credit, MTN
      7.300%, 08/20/13                                             245       255
   American General Finance
      8.450%, 10/15/09                                             100        96

Schedule of Investments (Unaudited)
JUNE 30, 2009

AHA Full Maturity Fixed Income Fund

                                                               Face
                                                              Amount      Value
Description                                                    (000)      (000)
-----------                                                 ----------   -------
   Associates Corp of North America, Ser A
      7.950%, 02/15/10                                      $       75   $    76
   Caterpillar Financial Services, MTN
      6.200%, 09/30/13                                             225       238
   General Electric Capital
      3.000%, 12/09/11                                             270       279
   General Electric Capital, MTN
      5.500%, 04/28/11                                             280       290
   General Electric Capital, Ser A, MTN
      6.000%, 06/15/12                                              75        79
   HSBC Finance
      5.000%, 06/30/15                                              75        70
   iStar Financial
      5.850%, 03/15/17                                             100        40
   John Deere Capital
      2.875%, 06/19/12                                             170       174
   Svensk Exportkredit
      4.875%, 01/19/10                                             280       286
   UFJ Finance Aruba
      6.750%, 07/15/13                                             125       129
--------------------------------------------------------------------------------
   TOTAL FINANCIAL SERVICES                                                2,012
--------------------------------------------------------------------------------
   FOOD, BEVERAGE & TOBACCO [2.8%]
   Bottling Group
      5.125%, 01/15/19                                             115       117
   Cia de Bebidas das Americas
      8.750%, 09/15/13                                             175       200
   Coca-Cola
      5.350%, 11/15/17                                             240       256
   General Mills
      5.650%, 02/15/19                                             110       115
   Kellogg
      4.450%, 05/30/16                                             210       210
   Kraft Foods
      6.500%, 08/11/17                                             190       200
--------------------------------------------------------------------------------
   TOTAL FOOD, BEVERAGE & TOBACCO                                          1,098
--------------------------------------------------------------------------------
   INSURANCE [0.5%]
   Protective Life
      4.300%, 06/01/13                                             100        92
   Travelers (A)
      6.250%, 03/15/37                                             100        81
--------------------------------------------------------------------------------
   TOTAL INSURANCE                                                           173
--------------------------------------------------------------------------------
   INVESTMENT BANKER/BROKER DEALER [4.2%]
   Bear Stearns, MTN (A)
      1.269%, 01/31/11                                             240       237
   Citigroup
      6.500%, 01/18/11                                             235       239
   Citigroup Canada
      5.200%, 06/01/15                                             100        58
   Credit Suisse USA
      5.250%, 03/02/11                                             325       338
   Goldman Sachs Group
      6.600%, 01/15/12                                             200       213
      5.150%, 01/15/14                                              75        75
      0.901%, 06/28/10 (A)                                         100        99
   Jefferies Group
      6.450%, 06/08/27                                             100        74

                                                               Face
                                                              Amount      Value
Description                                                    (000)      (000)
-----------                                                 ----------   -------
   Merrill Lynch, Ser C, MTN (A)
      1.236%, 02/05/10                                      $       70   $    69
   Morgan Stanley
      4.750%, 04/01/14                                              75        71
      0.789%, 01/15/10 (A)                                         140       139
--------------------------------------------------------------------------------
   TOTAL INVESTMENT BANKER/BROKER DEALER                                   1,612
--------------------------------------------------------------------------------
   MACHINERY-CONSTRUCTION AND MINING [0.4%]
   Caterpillar
      7.900%, 12/15/18                                             135       156
--------------------------------------------------------------------------------
   MANUFACTURING [0.9%]
   General Electric
      5.000%, 02/01/13                                             150       156
   Honeywell International
      3.875%, 02/15/14                                             100       102
   Tyco International Group
      6.375%, 10/15/11                                              75        79
--------------------------------------------------------------------------------
   TOTAL MANUFACTURING                                                       337
--------------------------------------------------------------------------------
   MEDICAL PRODUCTS [0.4%]
   Johnson & Johnson
      5.550%, 08/15/17                                             130       141
--------------------------------------------------------------------------------
   METALS & MINING [0.5%]
   Rio Tinto Finance USA
      6.500%, 07/15/18                                             100       100
   Vale Overseas
      6.875%, 11/21/36                                             100        95
--------------------------------------------------------------------------------
   TOTAL METALS & MINING                                                     195
--------------------------------------------------------------------------------
   MULTI-MEDIA [1.3%]
   CBS
      6.625%, 05/15/11                                              60        61
   Time Warner
      9.125%, 01/15/13                                              50        55
      5.875%, 11/15/16                                             235       231
   Walt Disney, MTN
      6.375%, 03/01/12                                             150       165
--------------------------------------------------------------------------------
   TOTAL MULTI-MEDIA                                                         512
--------------------------------------------------------------------------------
   NETWORKING PRODUCTS [0.3%]
   Cisco Systems
      4.950%, 02/15/19                                             115       115
--------------------------------------------------------------------------------
   OIL, GAS & CONSUMABLE FUELS [1.4%]
   Chevron
      3.450%, 03/03/12                                             210       217
   ConocoPhillips
      5.300%, 04/15/12                                             300       319
--------------------------------------------------------------------------------
   TOTAL OIL, GAS & CONSUMABLE FUELS                                         536
--------------------------------------------------------------------------------
   PETROLEUM & FUEL PRODUCTS [0.3%]
   Energy Transfer Partners
      6.625%, 10/15/36                                              75        73

Schedule of Investments (Unaudited)
JUNE 30, 2009

AHA Full Maturity Fixed Income Fund

                                                               Face
                                                              Amount      Value
Description                                                    (000)      (000)
-----------                                                 ----------   -------
   Pemex Project Funding Master Trust
      9.125%, 10/13/10                                      $       50   $    54
--------------------------------------------------------------------------------
   TOTAL PETROLEUM & FUEL PRODUCTS                                           127
--------------------------------------------------------------------------------
   RETAIL [1.9%]
   Home Depot
      5.250%, 12/16/13                                             310       318
   Lowe's
      5.000%, 10/15/15                                             200       212
   Target
      6.350%, 01/15/11                                             200       213
--------------------------------------------------------------------------------
   TOTAL RETAIL                                                              743
--------------------------------------------------------------------------------
   RETAIL-DRUG STORE [0.3%]
   Walgreen
      5.250%, 01/15/19                                             100       104
--------------------------------------------------------------------------------
   RETAIL-RESTAURANTS [0.2%]
   McDonald's, MTN
      5.000%, 02/01/19                                              90        92
--------------------------------------------------------------------------------
   TELEPHONES & TELECOMMUNICATIONS [2.4%]
   British Telecommunications
      9.625%, 12/15/30                                             100       111
      9.125%, 12/15/10 (B)                                          60        64
   Deutsche Telekom International Finance
      8.750%, 06/15/30                                              75        88
   Deutsche Telekom International Finance BV
      6.000%, 07/08/19                                              50        50
   France Telecom
      7.750%, 03/01/11                                              50        54
   New Cingular Wireless Services
      8.750%, 03/01/31                                              75        91
   SBC Communications
      5.300%, 11/15/10                                             250       260
   Sprint Capital
      6.900%, 05/01/19                                              75        62
   Telecom Italia Capital
      7.200%, 07/18/36                                              75        73
   Telefonica Emisiones
      6.421%, 06/20/16                                              75        80
--------------------------------------------------------------------------------
   TOTAL TELEPHONES & TELECOMMUNICATIONS                                     933
--------------------------------------------------------------------------------
   TRANSPORTATION SERVICES [0.9%]
   FedEx
      9.650%, 06/15/12                                             125       140
   United Parcel Service
      3.875%, 04/01/14                                             195       201
--------------------------------------------------------------------------------
   TOTAL TRANSPORTATION SERVICES                                             341
--------------------------------------------------------------------------------
      TOTAL CORPORATE BONDS
      (Cost $15,204)                                                      15,371
--------------------------------------------------------------------------------

                                                               Face
                                                              Amount      Value
Description                                                    (000)      (000)
-----------                                                 ----------   -------
U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS [16.0%]
   FHLMC Gold, Pool G11880
      5.000%, 12/01/20                                      $      113   $   118
   FHLMC REMIC, Ser 2544, Cl QB
      5.000%, 09/15/15                                              27        27
   FHLMC REMIC, Ser 2804, Cl VC
      5.000%, 07/15/21                                             158       165
   FHLMC REMIC, Ser R003, Cl VA
      5.500%, 08/15/16                                             145       155
   FHLMC REMIC, Ser R009, Cl AJ
      5.750%, 12/15/18                                             107       111
   FHLMC REMIC, Ser R010, Pool FHRR
      R010 AB, Cl AB
      5.500%, 12/15/19                                             244       251
   FHLMC REMIC, Ser R010, Cl VA
      5.500%, 04/15/17                                             122       131
   FHLMC, Pool 1B2677 (A)
      4.104%, 01/01/35                                              23        24
   FHLMC, Pool 1B2683 (A)
      4.087%, 01/01/35                                              13        14
   FHLMC, Pool 1B2692 (A)
      4.459%, 12/01/34                                              41        42
   FHLMC, Pool C20300
      6.500%, 01/01/29                                              10        11
   FHLMC, Pool E01280
      5.000%, 12/01/17                                              39        40
   FHLMC, Pool G08003
      6.000%, 07/01/34                                             118       124
   FHLMC, Pool G11431
      6.000%, 02/01/18                                              25        27
   FHLMC, Pool G11911
      5.000%, 02/01/21                                             291       302
   FHLMC, Pool G18124
      6.000%, 06/01/21                                              88        93
   FHLMC, Ser 2730, Cl PD
      5.000%, 05/15/21                                             150       156
   FHLMC, Ser 3122, Cl VA
      6.000%, 01/15/17                                             115       121
   FHLMC, Ser 3132, Cl MA
      5.500%, 12/15/23                                              93        96
   FNMA REMIC, Ser B2, Cl AB
      5.500%, 05/25/14                                             124       129
   FNMA, Pool 252570
      6.500%, 07/01/29                                              23        25
   FNMA, Pool 253183
      7.500%, 04/01/30                                               2         2
   FNMA, Pool 253398
      8.000%, 08/01/30                                               7         8
   FNMA, Pool 254510
      5.000%, 11/01/17                                              49        52
   FNMA, Pool 254545
      5.000%, 12/01/17                                              98       103
   FNMA, Pool 254685
      5.000%, 04/01/18                                              76        79
   FNMA, Pool 254949
      5.000%, 11/01/33                                              73        75
   FNMA, Pool 255814
      5.500%, 08/01/35                                             190       197

Schedule of Investments (Unaudited)
JUNE 30, 2009

AHA Full Maturity Fixed Income Fund

                                                               Face
                                                              Amount      Value
Description                                                    (000)      (000)
-----------                                                 ----------   -------
   FNMA, Pool 303168
      9.500%, 02/01/25                                      $        6   $     7
   FNMA, Pool 735060
      6.000%, 11/01/34                                              87        91
   FNMA, Pool 735228
      5.500%, 02/01/35                                              79        82
   FNMA, Pool 745355
      5.000%, 03/01/36                                             610       623
   FNMA, Pool 745418
      5.500%, 04/01/36                                           1,197     1,240
   FNMA, Pool 827223 (A)
      4.777%, 04/01/35                                             150       156
   FNMA, Pool 844809
      5.000%, 11/01/35                                             730       746
   FNMA, Ser 136, Cl PK
      6.000%, 08/25/22                                              27        29
   FNMA, Ser 33, Cl LD
      4.250%, 09/25/22                                             163       168
   FNMA, Ser W6, Cl 1A6
      5.500%, 07/25/34                                              69        72
   GNMA, Pool 479168
      8.000%, 02/15/30                                               8         9
   GNMA, Pool 780315
      9.500%, 12/15/17                                              12        13
   GNMA, Ser 15, Cl A
      3.727%, 03/16/27                                             120       122
   GNMA, Ser 78, Cl C
      4.658%, 04/16/29                                             150       155
--------------------------------------------------------------------------------
      TOTAL U.S. GOVERNMENT MORTGAGE-BACKED
         OBLIGATIONS (Cost $5,959)                                         6,191
--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS [15.5%]
   U.S. Treasury Bonds
      9.125%, 05/15/18                                             200       286
      6.250%, 08/15/23                                           2,250     2,741
   U.S. Treasury Notes
      4.875%, 08/15/16                                             600       663
      4.750%, 05/15/14                                             230       254
      4.250%, 08/15/13                                             200       216
      4.250%, 11/15/17                                             660       700
      2.750%, 02/15/19                                             275       258
      2.625%, 04/30/16                                             425       411
      2.250%, 05/31/14                                             475       469
--------------------------------------------------------------------------------
      TOTAL U.S. TREASURY OBLIGATIONS
      (Cost $5,852)                                                        5,998
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS [12.0%]
   FFCB
      4.875%, 04/04/12                                             200       217
   FHLMC
      4.375%, 07/17/15                                             820       875
      3.750%, 03/27/19                                           1,050     1,032

                                                               Face
                                                              Amount      Value
Description                                                    (000)      (000)
-----------                                                 ----------   -------
   FNMA
      4.625%, 10/15/13                                      $      930   $ 1,004
      4.625%, 10/15/14                                             170       183
      4.375%, 09/15/12                                             600       643
      2.750%, 03/13/14                                             200       200
      1.750%, 03/23/11                                             500       505
--------------------------------------------------------------------------------
      TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
      (Cost $4,565)                                                        4,659
--------------------------------------------------------------------------------
MORTGAGE-BACKED SECURITIES [7.4%]
   COMMERCIAL MORTGAGE-BACKED SECURITIES [3.3%]
   Bear Stearns Commercial Mortgage
      Security, Ser 2007-PW16,
      Cl AM (A)
      5.909%, 06/11/40                                             300       138
   Citigroup, Ser 2007-CD4, Cl A2B
      5.205%, 12/11/49                                             150       137
   Commercial Mortgage, Ser 2006-C8,
      Cl A2B
      5.248%, 12/10/46                                             185       171
   GE Capital Commercial Mortgage,
      Ser 2002-3A, Cl A2
      4.996%, 12/10/37                                             150       146
   GE Capital Commercial Mortgage,
      Ser 2004-C3, Cl A4 (A)
      5.190%, 07/10/39                                             200       178
   GMAC Commercial Mortgage
      Securities, Ser 2003-C1, Cl A2
      4.079%, 05/10/36                                             225       210
   Salomon Brothers Mortgage Securities
      VII, Cl A2
      7.455%, 07/18/33                                             142       144
   Wachovia Bank Commercial Mortgage,
      Ser 2003-C3, Cl A2
      4.870%, 02/15/35                                             150       139
--------------------------------------------------------------------------------
   TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES                             1,263
--------------------------------------------------------------------------------
   OTHER MORTGAGE-BACKED SECURITIES [4.1%]
   Banc of America Alternative Loan Trust,
      Ser 2004-2, Cl 5A1
      5.500%, 03/25/19                                             100        91
   Banc of America Alternative Loan Trust,
      Ser 2005-4, Cl CB11
      5.500%, 05/25/35                                              79        75
   Banc of America Alternative Loan Trust,
      Ser 2005-6, Cl 7A1
      5.500%, 07/25/20                                              80        72
   Banc of America Alternative Loan Trust,
      Ser 2005-9, Cl 1CB3
      5.500%, 10/25/35                                              97        76
   Banc of America Alternative Loan Trust,
      Ser 2006-2, Cl 6A1
      5.500%, 03/25/21                                             114        96
   Chase Mortgage Finance, Ser 2003-S13,
      Cl A11
      5.500%, 11/25/33                                              84        84
   Citigroup Mortgage Loan Trust,
      Ser 2005-9, Cl 2A2
      5.500%, 11/25/35                                              82        61

Schedule of Investments (Unaudited)
JUNE 30, 2009

AHA Full Maturity Fixed Income Fund

                                                               Face
                                                              Amount      Value
Description                                                    (000)      (000)
-----------                                                 ----------   -------
   First Horizon Alternative Mortgage
      Securities, Ser 2006-FA8, Cl 2A1
      5.750%, 02/25/37                                      $      108   $    60
   GMAC Mortgage Corporation Loan
      Trust, Ser 2004-J4, Cl A2
      5.500%, 08/25/14                                              87        87
   JPMorgan Alternative Loan Trust,
      Ser 2006-S3, Cl A3A
      6.000%, 08/25/36                                             200       110
   JPMorgan Chase, Ser 2006-CB17,
      Cl ASB
      5.420%, 12/12/43                                             200       179
   JPMorgan Mortgage Trust, Ser 2006-A7,
      Cl 2A2 (A)
      5.790%, 01/25/37                                             122        86
   JPMorgan Mortgage Trust, Ser 2006-A7,
      Cl 2A4R (A)
      5.500%, 01/25/37                                             200       106
   JPMorgan Mortgage Trust, Ser 2007-A2,
      Cl 2A3 (A)
      5.732%, 04/25/37                                             200       112
   RAAC, Ser 2004-SP1, Cl AI4 (A)
      5.285%, 08/25/27                                             127       106
   Residential Accredit Loans,
      Ser 2004-QS5, Cl A5
      4.750%, 04/25/34                                              37        35
   WaMu Mortgage Pass Through
      Certificates, Ser 2004-CB2, Cl 5A
      5.000%, 07/25/19                                             160       147
--------------------------------------------------------------------------------
   TOTAL OTHER MORTGAGE-BACKED SECURITIES                                  1,583
--------------------------------------------------------------------------------
      TOTAL MORTGAGE-BACKED SECURITIES
      (Cost $3,575)                                                        2,846
--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES [6.3%]
   American Express Credit Account
      Master Trust, Cl A (A)
      0.360%, 02/15/13                                             300       297
   Bayview Financial Acquisition Trust,
      Ser 2007-A, Cl 1A2
      6.205%, 04/28/37                                             200       123
   Chase Issuance Trust, Cl A
      4.960%, 09/17/12                                             400       414
   Capital One Multi-Asset Execution
      Trust, Ser 2006-A9, Cl A9 (A)
      0.303%, 05/15/13                                             250       247
   CitiFinancial Mortgage Securities,
      Ser 2004-1, Cl AF2 (B)
      2.645%, 04/25/34                                              19        18
   Cityscape Home Equity Loan Trust,
      Ser 1997-C, Cl A4 (B)
      7.000%, 07/25/28                                              10        10
   Contimortgage Home Equity Loan Trust,
      Ser 1997-2, Cl A9
      7.090%, 04/15/28                                               2         2
   Countrywide Asset-Backed Certificates,
      Ser 2006-11, Cl 1AF3 (A)
      6.050%, 09/25/46                                             200        89
   Countrywide Asset-Backed Certificates,
      Ser 2006-13, Cl 1AF2
      5.884%, 01/25/37                                             200       158

                                                               Face
                                                              Amount
                                                              (000)/      Value
Description                                                   Shares      (000)
-----------                                                 ----------   -------
   Countrywide Asset-Backed Certificates,
      Ser 2007-S1, Cl A6 (A)
      5.693%, 02/25/37                                      $      175   $    70
   GMAC Mortgage Corporation Loan
      Trust, Ser 2004-GH1, Cl A6 (A)
      4.810%, 07/25/35                                             132        94
   Green Tree Financial, Ser 1997-7, Cl A6
      6.760%, 07/15/29                                              90        81
   GSAA Home Equity Trust, Ser 2005-1,
      Cl AF2 (A)
      4.316%, 11/25/34                                              77        71
   John Deere Owner Trust, Ser 2007-A,
      Cl A3
      5.050%, 07/15/11                                              87        88
   MBNA Master Credit Card Trust, Cl A
      7.800%, 10/15/12                                             400       421
   Renaissance Home Equity, Ser 2007-1,
      Cl AF2
      5.512%, 04/25/37                                             200        80
   Residential Accredit Loans,
      Ser 2004-QS6, Cl A1
      5.000%, 05/25/19                                              62        56
   Residential Asset Mortgage Products,
      Ser 2002-RS3, Cl AI5 (A)
      5.572%, 06/25/32                                              58        37
   Residential Asset Securities,
      Ser 2003-KS5, Cl AI6 (A)
      3.620%, 07/25/33                                             147        82
--------------------------------------------------------------------------------
      TOTAL ASSET-BACKED SECURITIES
      (Cost $2,996)                                                        2,438
--------------------------------------------------------------------------------
FOREIGN GOVERNMENT BOND [0.2%]
   National Bank of Hungary
      8.875%, 11/01/13                                              75        77
--------------------------------------------------------------------------------
      TOTAL FOREIGN GOVERNMENT BOND
      (Cost $78)                                                              77
--------------------------------------------------------------------------------
MUNICIPAL BOND [0.0%]
   LOUISIANA [0.0%]
   Louisiana State, Tobacco Settlement
      Financing Authority, Ser 2001A,
      RB
      6.360%, 05/15/25                                               5         4
--------------------------------------------------------------------------------
      TOTAL MUNICIPAL BOND
      (Cost $5)                                                                4
--------------------------------------------------------------------------------
CASH EQUIVALENT [2.9%]
   AIM STIT-Treasury Portfolio,
      0.13% *                                                1,131,776     1,132
--------------------------------------------------------------------------------
      TOTAL CASH EQUIVALENT
      (Cost $1,132)                                                        1,132
--------------------------------------------------------------------------------
      TOTAL INVESTMENTS [100.1%]
      (Cost $39,366) +                                                   $38,716
--------------------------------------------------------------------------------

Schedule of Investments (Unaudited)
JUNE 30, 2009

AHA Full Maturity Fixed Income Fund

PERCENTAGES ARE BASED ON NET ASSETS OF $38,685,009.

*    THE RATE REPORTED IS THE 7-DAY CURRENT YIELD AS OF JUNE 30, 2009.

(A) FLOATING RATE SECURITY - THE RATE REFLECTED ON THE SCHEDULE OF INVESTMENTS IS THE RATE IN EFFECT ON JUNE 30, 2009.

(B) STEP BOND -- THE RATE REFLECTED ON THE SCHEDULE OF INVESTMENTS IS THE RATE IN EFFECT ON JUNE 30, 2009.

CL -- CLASS
FFCB -- FEDERAL FARM CREDIT BANK
FHLMC -- FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA -- FEDERAL NATIONAL MORTGAGE ASSOCIATION
GNMA -- GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
MTN -- MEDIUM TERM NOTE
NA -- NATIONAL ASSOCIATION
RB -- REVENUE BOND
REMIC -- REAL ESTATE MORTGAGE INVESTMENT CONDUIT
SER -- SERIES

+    AT JUNE 30, 2009, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $39,366
     (000)'S, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $1,110
     (000)'S AND $(1,760) (000)'S, RESPECTIVELY.

FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

The following is a summary of the inputs used as of June 30, 2009 in valuing the Fund's investments carried at value ($ Thousands):

                                                 Level 1   Level 2   Level 3    Total
                                                 -------   -------   -------   -------
Investments in Securities
   Corporate Bonds                                $   --   $15,371     $--     $15,371
   U.S. Government Mortgage-Backed Obligations        --     6,191      --       6,191
   U.S. Treasury Obligations                          --     5,998      --       5,998
   U.S. Government Agency Obligations                 --     4,659      --       4,659
   Mortgage-Backed Securities                         --     2,846      --       2,846
   Asset-Backed Securities                            --     2,438      --       2,438
   Foreign Government Bond                            --        77      --          77
   Municipal Bond                                     --         4      --           4
   Cash Equivalent                                 1,132        --      --       1,132
                                                  ------   -------     ---     -------
Total Investments in Securities                   $1,132   $37,584     $--     $38,716
                                                  ======   =======     ===     =======

Schedule of Investments (Unaudited)
JUNE 30, 2009

AHA Balanced Fund

                                                                          Value
Description                                                   Shares      (000)
-----------                                                 ----------   -------
COMMON STOCK [53.1%]
   AEROSPACE & DEFENSE [1.1%]
   General Dynamics                                                273   $    15
   Honeywell International                                         954        30
   L-3 Communications Holdings, Cl 3                               134         9
   Lockheed Martin                                                 548        44
   United Technologies                                             744        39
--------------------------------------------------------------------------------
   TOTAL AEROSPACE & DEFENSE                                                 137
--------------------------------------------------------------------------------
   AUTOMOTIVE [0.2%]
   Paccar                                                          715        23
--------------------------------------------------------------------------------
   BANKS [1.3%]
   Bank of America                                                 722         9
   M&T Bank                                                        461        23
   PNC Financial Services Group                                  1,087        42
   State Street                                                  1,327        63
   Wells Fargo                                                     683        17
--------------------------------------------------------------------------------
   TOTAL BANKS                                                               154
--------------------------------------------------------------------------------
   BEAUTY PRODUCTS [1.0%]
   Procter & Gamble                                              2,466       126
--------------------------------------------------------------------------------
   BIOMEDICAL RESEARCH & PRODUCTS [0.2%]
   Celgene *                                                       349        17
   Quest Diagnostics                                               106         6
--------------------------------------------------------------------------------
   TOTAL BIOMEDICAL RESEARCH & PRODUCTS                                       23
--------------------------------------------------------------------------------
   BIOTECHNOLOGY [0.9%]
   Amgen *                                                       1,123        59
   Biogen Idec *                                                   210        10
   Cephalon *                                                       38         2
   Gilead Sciences *                                               713        33
   Millipore *                                                      26         2
--------------------------------------------------------------------------------
   TOTAL BIOTECHNOLOGY                                                       106
--------------------------------------------------------------------------------
   BROADCASTING & CABLE [1.4%]
   Cisco Systems *                                               4,532        85
   Harris                                                          784        22
   Qualcomm                                                      1,425        64
--------------------------------------------------------------------------------
   TOTAL BROADCASTING & CABLE                                                171
--------------------------------------------------------------------------------
   BUILDING & CONSTRUCTION [0.3%]
   DR Horton                                                     3,270        31
--------------------------------------------------------------------------------
   BUSINESS SERVICES [0.5%]
   Computer Sciences *                                           1,034        46
   eBay *                                                          403         7
   Fidelity National Information Services                          145         3
   Omnicom Group                                                   259         8
--------------------------------------------------------------------------------
   TOTAL BUSINESS SERVICES                                                    64
--------------------------------------------------------------------------------
   CHEMICALS [0.4%]
   Air Products & Chemicals                                        441        28

                                                                          Value
Description                                                   Shares      (000)
-----------                                                 ----------   -------
   Eastman Chemical                                                509   $    19
   EI du Pont de Nemours                                            25         1
--------------------------------------------------------------------------------
   TOTAL CHEMICALS                                                            48
--------------------------------------------------------------------------------
   COMMERCIAL BANKS [0.5%]
   BB&T                                                          3,050        67
--------------------------------------------------------------------------------
   COMMUNICATION & MEDIA [1.0%]
   Comcast, Cl A                                                 6,544        95
   Time Warner Cable, Cl A                                       1,086        34
--------------------------------------------------------------------------------
   TOTAL COMMUNICATION & MEDIA                                               129
--------------------------------------------------------------------------------
   COMPUTER SOFTWARE [1.4%]
   Adobe Systems *                                                 569        16
   CA                                                              584        10
   Compuware *                                                     490         4
   Microsoft                                                     6,230       148
--------------------------------------------------------------------------------
   TOTAL COMPUTER SOFTWARE                                                   178
--------------------------------------------------------------------------------
   COMPUTER SYSTEM DESIGN & SERVICES [3.4%]
   Apple *                                                         716       102
   Hewlett-Packard                                               1,945        75
   IBM                                                           1,701       178
   Lexmark International, Cl A *                                 4,255        67
--------------------------------------------------------------------------------
   TOTAL COMPUTER SYSTEM DESIGN & SERVICES                                   422
--------------------------------------------------------------------------------
   COMPUTERS & PERIPHERALS [0.1%]
   EMC *                                                         1,270        17
--------------------------------------------------------------------------------
   CONSUMER PRODUCTS & SERVICES [0.6%]
   Black & Decker                                                1,002        29
   Colgate-Palmolive                                               170        12
   Hasbro                                                          394         9
   Kimberly-Clark                                                  472        25
--------------------------------------------------------------------------------
   TOTAL CONSUMER PRODUCTS & SERVICES                                         75
--------------------------------------------------------------------------------
   CONTAINERS & PACKAGING [0.9%]
   Bemis                                                         1,364        35
   Pactiv *                                                      3,283        71
--------------------------------------------------------------------------------
   TOTAL CONTAINERS & PACKAGING                                              106
--------------------------------------------------------------------------------
   DIVERSIFIED CONSUMER SERVICES [0.3%]
   H&R Block                                                     2,261        39
--------------------------------------------------------------------------------
   DIVERSIFIED MANUFACTURING [1.9%]
   3M                                                            1,084        65
   General Electric                                             14,760       173
--------------------------------------------------------------------------------
   TOTAL DIVERSIFIED MANUFACTURING                                           238
--------------------------------------------------------------------------------
   DIVERSIFIED METALS & MINING [0.7%]
   Newmont Mining                                                2,003        82
--------------------------------------------------------------------------------

Schedule of Investments (Unaudited)
JUNE 30, 2009

AHA Balanced Fund

                                                                          Value
Description                                                   Shares      (000)
-----------                                                 ----------   -------
   DRUGS [5.0%]
   Abbott Laboratories                                             998   $    47
   AmerisourceBergen, Cl A                                         188         3
   Bristol-Myers Squibb                                          4,427        90
   Forest Laboratories *                                           587        15
   Johnson & Johnson                                             3,114       177
   Merck                                                         1,824        51
   Pfizer                                                        9,072       136
   Schering-Plough                                               1,351        34
   Watson Pharmaceuticals *                                        433        15
   Wyeth                                                         1,202        54
--------------------------------------------------------------------------------
   TOTAL DRUGS                                                               622
--------------------------------------------------------------------------------
   ELECTRICAL EQUIPMENT [0.1%]
   Emerson Electric                                                196         6
--------------------------------------------------------------------------------
   ELECTRICAL SERVICES [1.4%]
   Ameren                                                           12        --
   American Electric Power                                         622        18
   Duke Energy                                                     937        14
   Exelon                                                        1,606        82
   FPL Group                                                       624        36
   NiSource                                                        170         2
   Public Service Enterprise Group                                  57         2
   Southern                                                        458        14
--------------------------------------------------------------------------------
   TOTAL ELECTRICAL SERVICES                                                 168
--------------------------------------------------------------------------------
   ENERGY [0.8%]
   Edison International                                          1,343        42
   Entergy                                                         551        43
   PG&E                                                            462        18
--------------------------------------------------------------------------------
   TOTAL ENERGY                                                              103
--------------------------------------------------------------------------------
   ENTERTAINMENT [0.5%]
   Carnival                                                      2,494        64
--------------------------------------------------------------------------------
   FINANCIAL SERVICES [2.1%]
   American Express                                              3,548        82
   Citigroup                                                    21,631        64
   Discover Financial Services                                   7,021        72
   Hudson City Bancorp                                           3,134        42
--------------------------------------------------------------------------------
   TOTAL FINANCIAL SERVICES                                                  260
--------------------------------------------------------------------------------
   FOOD, BEVERAGE & TOBACCO [1.6%]
   Coca-Cola                                                     1,428        68
   General Mills                                                   814        46
   Kellogg Company                                                 108         5
   PepsiCo                                                         985        54
   Safeway                                                       1,361        28
--------------------------------------------------------------------------------
   TOTAL FOOD, BEVERAGE & TOBACCO                                            201
--------------------------------------------------------------------------------
   HEALTH CARE TECHNOLOGY [0.5%]
   IMS Health                                                    5,170        66
--------------------------------------------------------------------------------

                                                                          Value
Description                                                   Shares      (000)
-----------                                                 ----------   -------
   HEALTHCARE PRODUCTS & SERVICES [0.3%]
   Life Technologies *                                             111   $     5
   Medtronic                                                       400        14
   PerkinElmer                                                      25        --
   UnitedHealth Group                                              546        14
   Waters *                                                         79         4
--------------------------------------------------------------------------------
   TOTAL HEALTHCARE PRODUCTS & SERVICES                                       37
--------------------------------------------------------------------------------
   HOUSEHOLD FURNITURE & FIXTURES [0.3%]
   Pulte Homes                                                   3,913        35
--------------------------------------------------------------------------------
   INDEPENDENT POWER PRODUCERS & ENERGY
   TRADER [0.4%]
   AES *                                                         3,905        45
--------------------------------------------------------------------------------
   INSURANCE [2.1%]
   Chubb                                                         1,743        70
   Prudential Financial                                          1,055        39
   Tenet Healthcare *                                           24,545        69
   Travelers                                                     1,894        78
--------------------------------------------------------------------------------
   TOTAL INSURANCE                                                           256
--------------------------------------------------------------------------------
   INVESTMENT BANKER/BROKER DEALER [2.5%]
   Goldman Sachs Group                                             450        66
   JPMorgan Chase                                                4,806       164
   Morgan Stanley                                                2,645        76
--------------------------------------------------------------------------------
   TOTAL INVESTMENT BANKER/BROKER DEALER                                     306
--------------------------------------------------------------------------------
   MACHINERY [0.2%]
   Caterpillar                                                     730        24
--------------------------------------------------------------------------------
   MEDICAL PRODUCTS & SERVICES [0.9%]
   Baxter International                                            849        45
   Becton Dickinson                                                250        18
   Boston Scientific *                                              14        --
   Genzyme-General Division *                                      197        11
   Hospira *                                                        51         2
   WellPoint *                                                     693        35
   Zimmer Holdings *                                                57         3
--------------------------------------------------------------------------------
   TOTAL MEDICAL PRODUCTS & SERVICES                                         114
--------------------------------------------------------------------------------
   MULTI-MEDIA [0.3%]
   Walt Disney                                                   1,806        42
--------------------------------------------------------------------------------
   PAPER & RELATED PRODUCTS [0.0%]
   Sealed Air                                                      227         4
--------------------------------------------------------------------------------
   PETROLEUM & FUEL PRODUCTS [6.0%]
   Anadarko Petroleum                                            1,895        86
   ChevronTexaco                                                 2,580       171
   ConocoPhillips                                                  199         8
   Devon Energy                                                    599        33
   ENSCO International                                           1,071        37
   Exxon Mobil                                                   3,115       218

Schedule of Investments (Unaudited)
JUNE 30, 2009

AHA Balanced Fund

                                                                          Value
Description                                                   Shares      (000)
-----------                                                 ----------   -------
   Marathon Oil                                                  2,416   $    73
   Murphy Oil                                                      128         7
   Noble Energy                                                    566        34
   Occidental Petroleum                                            562        37
   Rowan                                                         1,826        35
--------------------------------------------------------------------------------
   TOTAL PETROLEUM & FUEL PRODUCTS                                           739
--------------------------------------------------------------------------------
   PRINTING & PUBLISHING [0.4%]
   Gannett                                                       2,141         8
   Pitney Bowes                                                  2,100        46
--------------------------------------------------------------------------------
   TOTAL PRINTING & PUBLISHING                                                54
--------------------------------------------------------------------------------
   RAILROADS [0.2%]
   Burlington Northern Santa Fe                                    126         9
   CSX                                                             320        11
--------------------------------------------------------------------------------
   TOTAL RAILROADS                                                            20
--------------------------------------------------------------------------------
   RETAIL [3.5%]
   Big Lots *                                                    1,100        23
   CVS                                                           1,949        62
   Gap                                                           1,798        30
   Home Depot                                                    2,431        58
   Kohl's *                                                        275        12
   Kroger                                                        1,309        29
   Lowe's                                                        1,193        23
   McDonald's                                                      697        40
   RadioShack                                                    2,506        35
   Sherwin-Williams                                                209        11
   SYSCO                                                           463        10
   TJX                                                             541        17
   Wal-Mart Stores                                               1,840        89
--------------------------------------------------------------------------------
   TOTAL RETAIL                                                              439
--------------------------------------------------------------------------------
   SCHOOLS [0.3%]
   Apollo Group, Cl A *                                            550        39
--------------------------------------------------------------------------------
   SEMI-CONDUCTORS [1.8%]
   Analog Devices                                                  382         9
   Intel                                                         4,387        73
   National Semiconductor                                        3,333        42
   Texas Instruments                                             4,394        94
   Xilinx                                                          456         9
--------------------------------------------------------------------------------
   TOTAL SEMI-CONDUCTORS                                                     227
--------------------------------------------------------------------------------
   TELEPHONES & TELECOMMUNICATIONS [1.8%]
   AT&T                                                          2,602        65
   CenturyTel                                                      472        15
   Corning                                                       5,908        95
   Embarq                                                          102         4
   Qwest Communications International                            7,347        30
   Verizon Communications                                          502        15
   Windstream                                                      354         3
--------------------------------------------------------------------------------
   TOTAL TELEPHONES & TELECOMMUNICATIONS                                     227
--------------------------------------------------------------------------------

                                                             Shares/
                                                               Face
                                                              Amount      Value
Description                                                    (000)      (000)
-----------                                                 ----------   -------
   TRANSPORTATION SERVICES [0.1%]
   Norfolk Southern                                                123   $     5
   Union Pacific                                                   221        11
--------------------------------------------------------------------------------
   TOTAL TRANSPORTATION SERVICES                                              16
--------------------------------------------------------------------------------
   TRUCKING [0.3%]
   Ryder System                                                  1,377        38
--------------------------------------------------------------------------------
   WASTE MANAGEMENT SERVICES [0.6%]
   Waste Management                                              2,394        67
--------------------------------------------------------------------------------
   WEB PORTALS/ISP [0.8%]
   Amazon.com *                                                    191        16
   Google, Cl A *                                                  189        80
   VeriSign *                                                      297         5
--------------------------------------------------------------------------------
   TOTAL WEB PORTALS/ISP                                                     101
--------------------------------------------------------------------------------
   WHOLESALE [0.2%]
   Archer-Daniels-Midland                                          741        20
   Campbell Soup                                                   221         6
   Dean Foods *                                                     40         1
--------------------------------------------------------------------------------
   TOTAL WHOLESALE                                                            27
--------------------------------------------------------------------------------
      TOTAL COMMON STOCK
      (Cost $7,059)                                                        6,583
--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS [18.7%]
   U.S. Treasury Bonds
      9.125%, 05/15/18                                      $      100       143
      6.250%, 08/15/23                                             750       914
   U.S. Treasury Notes
      3.125%, 08/31/13                                             700       725
      2.250%, 05/31/14                                             550       543
--------------------------------------------------------------------------------
      TOTAL U.S. TREASURY OBLIGATIONS
      (Cost $2,257)                                                        2,325
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATION [8.8%]
   FNMA
      6.000%, 05/15/11                                           1,000     1,087
--------------------------------------------------------------------------------
      TOTAL U.S. GOVERNMENT AGENCY OBLIGATION
      (Cost $1,081)                                                        1,087
--------------------------------------------------------------------------------
MORTGAGE-BACKED SECURITIES [7.6%]
   COMMERCIAL MORTGAGE-BACKED SECURITIES [2.5%]
   First Union National Bank CMO,
      Ser 2001-C4, Cl A2
      6.223%, 12/12/33                                              50        51
   GE Capital Commercial Mortgage,
      Ser 2002-3A, Cl A2
      4.996%, 12/10/37                                             100        97
   GE Capital Commercial Mortgage,
      Ser 2004-C3, Cl A4 (A)
      5.190%, 07/10/39                                              75        67

Schedule of Investments (Unaudited)
JUNE 30, 2009

AHA Balanced Fund

                                                               Face
                                                              Amount      Value
Description                                                    (000)      (000)
-----------                                                 ----------   -------
   GMAC Commercial Mortgage
      Securities, Ser 2003-C1, Cl A2
      4.079%, 05/10/36                                      $      100   $    93
--------------------------------------------------------------------------------
   TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES                               308
--------------------------------------------------------------------------------
   OTHER MORTGAGE-BACKED SECURITIES [5.1%]
   Banc of America Alternative Loan Trust,
      Ser 2005-6, Cl 7A1
      5.500%, 07/25/20                                              27        24
   Chase Mortgage Finance, Ser 2003-S14, Cl 3A6
      5.500%, 01/25/34                                              34        35
   Citicorp Mortgage Securities,
      Ser 2004-4, Cl A5
      5.500%, 06/25/34                                             119       118
   Citigroup Mortgage Loan Trust,
      Ser 2005-9, Cl 2A2
      5.500%, 11/25/35                                              41        31
   Countrywide Alternative Loan Trust,
      Ser 2005-50CB, Cl 4A1
      5.000%, 11/25/20                                              25        20
   Countrywide Alternative Loan Trust,
      Ser 2006-7CB, Cl 3A1
      5.250%, 05/25/21                                              42        29
   First Horizon CMO, Ser 2006-FA6, Cl 3A1
      5.750%, 11/25/21                                              54        44
   GMAC Mortgage Corporation Loan Trust, Ser 2004-HE5,
      Cl A6 (A)
      4.390%, 09/25/34                                              64        39
   GMAC Mortgage Corporation Loan Trust, Ser 2004-J4,
      Cl A2
      5.500%, 08/25/14                                              44        43
   JPMorgan Mortgage Trust, Ser 2006-A7, Cl 2A4R (A)
      5.500%, 01/25/37                                             100        53
   JPMorgan Mortgage Trust, Ser 2007-A2, Cl 2A3 (A)
      5.732%, 04/25/37                                             100        56
   RAAC, Ser 2004-SP1, Cl AI4 (A)
      5.285%, 08/25/27                                              63        53
   Residential Accredit Loans,
      Ser 2004-QS5, Cl A5
      4.750%, 04/25/34                                              18        17
   Residential Funding Mortgage Securities I,
      Ser 2003-S11, Cl A2
      4.000%, 06/25/18                                              75        72
--------------------------------------------------------------------------------
   TOTAL OTHER MORTGAGE-BACKED SECURITIES                                    634
--------------------------------------------------------------------------------
      TOTAL MORTGAGE-BACKED SECURITIES
      (Cost $1,131)                                                          942
--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES [5.4%]
   American Express Credit Account Master Trust, Cl A (A)
      0.360%, 02/15/13                                             125       124
   Bayview Financial Acquisition Trust,
      Ser 2007-A, Cl 1A2
      6.205%, 04/28/37                                             100        61

                                                               Face
                                                              Amount
                                                              (000)/      Value
Description                                                   Shares      (000)
-----------                                                 ----------   -------
   Capital One Multi-Asset Execution Trust, Ser 2006-A9,
      Cl A9 (A)
      0.303%, 05/15/13                                      $      100   $    99
   Chase Issuance Trust, Cl A (A)
      0.329%, 02/15/13                                             100        98
   Countrywide Asset-Backed Certificates,
      Ser 2005-13, Cl AF2 (A)
      5.294%, 04/25/36                                              21        21
   Credit-Based Asset Servicing and Securitization,
      Ser 2005-CB8, Cl AF2 (B)
      5.300%, 12/25/35                                              35        31
   Discover Card Master Trust I,
      Ser 2003-3, Cl A (A)
      0.760%, 09/18/12                                              75        75
   GMAC Mortgage Corporation Loan Trust,
      Ser 2004-GH1, Cl A6 (A)
      4.810%, 07/25/35                                              66        47
   MBNA Master Credit Card Trust, Cl A
      7.800%, 10/15/12                                              50        52
   Residential Accredit Loans,
      Ser 2004-QS6, Cl A1
      5.000%, 05/25/19                                              21        19
   Residential Asset Mortgage Products,
      Ser 2002-RS3, Cl AI5 (A)
      5.572%, 06/25/32                                              67        43
--------------------------------------------------------------------------------
      TOTAL ASSET-BACKED SECURITIES
      (Cost $752)                                                            670
--------------------------------------------------------------------------------
U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS [2.9%]
   FHLB, Pool FHLB 00-0582 H, Cl H
      4.750%, 10/25/10                                             177       182
   FHLMC, MTN
      4.000%, 07/28/11                                             175       176
--------------------------------------------------------------------------------
      TOTAL U.S. GOVERNMENT MORTGAGE-BACKED
      OBLIGATIONS (Cost $359)                                                358
--------------------------------------------------------------------------------
CORPORATE BONDS [0.7%]
   BANKS [0.3%]
   Dresdner Bank - New York
      7.250%, 09/15/15                                              50        43
--------------------------------------------------------------------------------
   CONTAINERS & PACKAGING [0.4%]
   Pactiv
      7.950%, 12/15/25                                              50        47
--------------------------------------------------------------------------------
      TOTAL CORPORATE BONDS
      (Cost $109)                                                             90
--------------------------------------------------------------------------------
CASH EQUIVALENT [3.3%]
   AIM STIT-Treasury Portfolio,
      0.13% **                                                 413,917       414
--------------------------------------------------------------------------------
      TOTAL CASH EQUIVALENT
      (Cost $414)                                                            414
--------------------------------------------------------------------------------
      TOTAL INVESTMENTS [100.5%]
      (Cost $13,162) +                                                   $12,469
--------------------------------------------------------------------------------

Schedule of Investments (Unaudited)
JUNE 30, 2009

AHA Balanced Fund

PERCENTAGES ARE BASED ON NET ASSETS OF $12,404,313.

*    NON-INCOME PRODUCING SECURITY.

**   THE RATE REPORTED IS THE 7-DAY CURRENT YIELD AS OF JUNE 30, 2009.

(A) FLOATING RATE SECURITY - THE RATE REFLECTED ON THE SCHEDULE OF INVESTMENTS IS THE RATE IN EFFECT ON JUNE 30, 2009.

(B) STEP BOND -- THE RATE REFLECTED ON THE SCHEDULE OF INVESTMENTS IS THE RATE IN EFFECT ON JUNE 30, 2009.

CL -- CLASS
CMO -- COLLATERALIZED MORTGAGE OBLIGATION
FHLB -- FEDERAL HOME LOAN BANK
FHLMC -- FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA -- FEDERAL NATIONAL MORTGAGE ASSOCIATION
ISP -- INTERNET SERVICE PROVIDER
MTN -- MEDIUM TERM NOTE
SER -- SERIES

AMOUNTS DESIGNATED AS "-" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

+    AT JUNE 30, 2009, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $13,203
     (000)'S, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $463 (000)'S AND $(1,197) (000)'S, RESPECTIVELY.

FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

The following is a summary of the inputs used as of June 30, 2009 in valuing the Fund's investments carried at value ($ Thousands):

                                                 Level 1   Level 2   Level 3    Total
                                                 -------   -------   -------   -------
Investments in Securities
   Common Stock                                   $6,583    $   --     $--     $ 6,583
   U.S. Treasury Obligations                          --     2,325      --       2,325
   U.S. Government Agency Obligation                  --     1,087      --       1,087
   Mortgage-Backed Securities                         --       942      --         942
   Asset-Backed Securities                            --       670      --         670
   U.S. Government Mortgage-Backed Obligations        --       358      --         358
   Corporate Bonds                                    --        90      --          90
   Cash Equivalent                                   414        --      --         414
                                                  ------    ------     ---     -------
Total Investments in Securities                   $6,997    $5,472     $--     $12,469
                                                  ======    ======     ===     =======

Schedule of Investments (Unaudited)
JUNE 30, 2009

AHA Diversified Equity Fund

                                                                          Value
Description                                                   Shares      (000)
-----------                                                 ----------   -------
COMMON STOCK [97.5%]
   AEROSPACE & DEFENSE [0.6%]
   General Dynamics                                              1,101   $    61
   Goodrich                                                        223        11
   Honeywell International                                       3,471       109
   L-3 Communications Holdings, Cl 3                               510        35
   Lockheed Martin                                                 600        48
   Raytheon                                                        575        26
   United Technologies                                           1,922       100
--------------------------------------------------------------------------------
   TOTAL AEROSPACE & DEFENSE                                                 390
--------------------------------------------------------------------------------
   APPAREL/TEXTILES [0.3%]
   Coach                                                         4,890       131
   Polo Ralph Lauren, Cl A                                       1,674        90
--------------------------------------------------------------------------------
   TOTAL APPAREL/TEXTILES                                                    221
--------------------------------------------------------------------------------
   AUTOMOTIVE [0.2%]
   Honda Motor, ADR                                              5,360       147
--------------------------------------------------------------------------------
   BANKS [3.5%]
   Bank of America                                               2,459        32
   Bank of New York Mellon                                      16,838       494
   IntercontinentalExchange *                                    2,770       316
   M&T Bank                                                      5,449       277
   MSCI, Cl A *                                                  6,750       165
   PNC Financial Services Group                                  9,501       369
   US Bancorp                                                   22,700       407
   Wells Fargo                                                   8,900       216
--------------------------------------------------------------------------------
   TOTAL BANKS                                                             2,276
--------------------------------------------------------------------------------
   BEAUTY PRODUCTS [0.7%]
   Procter & Gamble                                              8,720       446
--------------------------------------------------------------------------------
   BIOMEDICAL RESEARCH & PRODUCTS [0.1%]
   Celgene *                                                     1,081        52
--------------------------------------------------------------------------------
   BIOTECHNOLOGY [1.8%]
   Alexion Pharmaceuticals *                                     3,270       134
   Amgen *                                                       2,735       145
   Biogen Idec *                                                   844        38
   Gilead Sciences *                                            18,705       876
   Millipore *                                                     141        10
--------------------------------------------------------------------------------
   TOTAL BIOTECHNOLOGY                                                     1,203
--------------------------------------------------------------------------------
   BROADCASTING & CABLE [2.4%]
   Cisco Systems *                                              29,184       544
   F5 Networks *                                                 4,330       150
   Harris                                                        2,822        80
   Qualcomm                                                     17,882       808
--------------------------------------------------------------------------------
   TOTAL BROADCASTING & CABLE                                              1,582
--------------------------------------------------------------------------------

                                                                          Value
Description                                                   Shares      (000)
-----------                                                 ----------   -------
   BUILDING & CONSTRUCTION [0.1%]
   DR Horton                                                     8,102   $    76
--------------------------------------------------------------------------------
   BUSINESS SERVICES [1.5%]
   Computer Sciences *                                           3,959       175
   eBay *                                                        1,515        26
   Mastercard, Cl A                                              1,360       228
   Omnicom Group                                                   965        30
   Visa, Cl A                                                    6,060       377
   Xerox                                                        19,100       124
--------------------------------------------------------------------------------
   TOTAL BUSINESS SERVICES                                                   960
--------------------------------------------------------------------------------
   CHEMICALS [1.3%]
   Air Products & Chemicals                                      1,474        95
   Eastman Chemical                                              1,774        67
   Monsanto                                                      4,312       321
   Potash Corp of Saskatchewan                                   4,030       375
--------------------------------------------------------------------------------
   TOTAL CHEMICALS                                                           858
--------------------------------------------------------------------------------
   COMMERCIAL BANKS [0.2%]
   BB&T                                                          5,945       131
--------------------------------------------------------------------------------
   COMMUNICATION & MEDIA [1.6%]
   Cablevision Systems, Cl A                                    13,190       256
   Comcast, Cl A                                                21,215       307
   Time Warner                                                  14,982       377
   Time Warner Cable, Cl A                                       3,708       118
--------------------------------------------------------------------------------
   TOTAL COMMUNICATION & MEDIA                                             1,058
--------------------------------------------------------------------------------
   COMPUTER SOFTWARE [3.1%]
   Adobe Systems *                                               6,641       188
   CA                                                            1,675        29
   Compuware *                                                   1,446        10
   Microsoft                                                    28,333       674
   Oracle                                                       24,200       518
   Symantec *                                                   39,700       618
--------------------------------------------------------------------------------
   TOTAL COMPUTER SOFTWARE                                                 2,037
--------------------------------------------------------------------------------
   COMPUTER SYSTEM DESIGN & SERVICES [6.3%]
   Apple *                                                       8,207     1,169
   Dell *                                                       25,500       350
   Hewlett-Packard                                              17,577       679
   IBM                                                          17,303     1,807
   Lexmark International, Cl A *                                 7,939       126
--------------------------------------------------------------------------------
   TOTAL COMPUTER SYSTEM DESIGN & SERVICES                                 4,131
--------------------------------------------------------------------------------
   COMPUTERS & PERIPHERALS [0.5%]
   EMC *                                                        23,907       313
--------------------------------------------------------------------------------
   CONSUMER PRODUCTS & SERVICES [1.5%]
   Black & Decker                                                3,805       109
   Clorox                                                        5,950       332
   Colgate-Palmolive                                             4,900       347
   Hasbro                                                        1,037        25
   Kimberly-Clark                                                1,752        92

Schedule of Investments (Unaudited)
JUNE 30, 2009

AHA Diversified Equity Fund

                                                                          Value
Description                                                   Shares      (000)
-----------                                                 ----------   -------
   Mattel                                                        7,200   $   115
--------------------------------------------------------------------------------
   TOTAL CONSUMER PRODUCTS & SERVICES                                      1,020
--------------------------------------------------------------------------------
   CONTAINERS & PACKAGING [0.8%]
   Ball                                                             10        --
   Bemis                                                         4,400       111
   Crown Holdings *                                              9,100       220
   Owens-Illinois *                                                766        21
   Pactiv *                                                      8,045       175
--------------------------------------------------------------------------------
   TOTAL CONTAINERS & PACKAGING                                              527
--------------------------------------------------------------------------------
   DISTRIBUTORS [0.4%]
   Genuine Parts                                                 8,700       292
--------------------------------------------------------------------------------
   DIVERSIFIED CONSUMER SERVICES [0.2%]
   H&R Block                                                     7,450       128
--------------------------------------------------------------------------------
   DIVERSIFIED MANUFACTURING [2.3%]
   3M                                                            8,013       481
   General Electric                                             63,282       742
   Parker Hannifin                                               6,300       271
--------------------------------------------------------------------------------
   TOTAL DIVERSIFIED MANUFACTURING                                         1,494
--------------------------------------------------------------------------------
   DIVERSIFIED METALS & MINING [1.0%]
   Alcoa                                                        28,080       290
   Cliffs Natural Resources                                      6,900       169
   Newmont Mining                                                4,746       194
--------------------------------------------------------------------------------
   TOTAL DIVERSIFIED METALS & MINING                                         653
--------------------------------------------------------------------------------
   DRUGS [6.1%]
   Abbott Laboratories                                          20,777       977
   Allergan                                                      3,100       147
   Bristol-Myers Squibb                                         19,613       398
   Forest Laboratories *                                         2,212        56
   Johnson & Johnson                                            15,978       908
   Merck                                                         1,780        50
   Mylan *                                                      25,400       331
   Pfizer                                                       33,775       507
   Schering-Plough                                               4,400       111
   Teva Pharmaceutical Industries                                5,640       278
   Watson Pharmaceuticals *                                      1,458        49
   Wyeth                                                         4,138       188
--------------------------------------------------------------------------------
   TOTAL DRUGS                                                             4,000
--------------------------------------------------------------------------------
   ELECTRICAL EQUIPMENT [0.5%]
   Baldor Electric                                              11,800       281
   Emerson Electric                                                848        27
--------------------------------------------------------------------------------
   TOTAL ELECTRICAL EQUIPMENT                                                308
--------------------------------------------------------------------------------
   ELECTRICAL SERVICES [1.2%]
   American Electric Power                                       2,321        67
   Duke Energy                                                   5,586        81
   Exelon                                                        4,687       240
   First Solar *                                                 1,240       201
   FPL Group                                                     2,244       128

                                                                          Value
Description                                                   Shares      (000)
-----------                                                 ----------   -------
   NiSource                                                        831   $    10
   Southern                                                      2,222        69
--------------------------------------------------------------------------------
   TOTAL ELECTRICAL SERVICES                                                 796
--------------------------------------------------------------------------------
   ENERGY [0.4%]
   Edison International                                          4,928       155
   Entergy                                                         987        77
   PG&E                                                            760        29
--------------------------------------------------------------------------------
   TOTAL ENERGY                                                              261
--------------------------------------------------------------------------------
   ENGINEERING SERVICES [0.1%]
   Fluor                                                         1,953       100
--------------------------------------------------------------------------------
   ENTERTAINMENT [0.6%]
   Carnival                                                      9,627       248
   Wynn Resorts *                                                5,170       183
--------------------------------------------------------------------------------
   TOTAL ENTERTAINMENT                                                       431
--------------------------------------------------------------------------------
   FINANCIAL SERVICES [2.0%]
   American Express                                             11,197       260
   Charles Schwab                                               17,990       316
   Citigroup                                                    70,146       208
   Hudson City Bancorp                                           7,036        93
   Nasdaq Stock Market *                                        13,500       288
   Western Union                                                10,780       177
--------------------------------------------------------------------------------
   TOTAL FINANCIAL SERVICES                                                1,342
--------------------------------------------------------------------------------
   FOOD, BEVERAGE & TOBACCO [4.7%]
   Coca-Cola                                                    12,384       594
   ConAgra Foods                                                21,350       407
   Del Monte Foods                                              35,400       332
   General Mills                                                10,348       580
   PepsiCo                                                      20,660     1,136
   Safeway                                                       3,634        74
--------------------------------------------------------------------------------
   TOTAL FOOD, BEVERAGE & TOBACCO                                          3,123
--------------------------------------------------------------------------------
   GAS/NATURAL GAS [0.3%]
   Questar                                                       5,670       176
--------------------------------------------------------------------------------
   HEALTH CARE TECHNOLOGY [0.2%]
   IMS Health                                                   12,122       154
--------------------------------------------------------------------------------
   HEALTHCARE PRODUCTS & SERVICES [3.3%]
   Express Scripts, Cl A *                                       5,920       407
   Laboratory Corp of America Holdings *                         3,200       217
   Life Technologies *                                           4,629       193
   McKesson                                                      6,900       304
   Medtronic                                                    11,447       399
   Patterson *                                                  11,000       239
   Quest Diagnostics                                             5,800       327
   UnitedHealth Group                                            1,713        43
   Waters *                                                        247        13
--------------------------------------------------------------------------------
   TOTAL HEALTHCARE PRODUCTS & SERVICES                                    2,142
--------------------------------------------------------------------------------
   HOUSEHOLD FURNITURE & FIXTURES [1.0%]
   NVR *                                                           535       269

Schedule of Investments (Unaudited)
JUNE 30, 2009

AHA Diversified Equity Fund

                                                                          Value
Description                                                   Shares      (000)
-----------                                                 ----------   -------
   Pulte Homes                                                  43,410   $   383
--------------------------------------------------------------------------------
   TOTAL HOUSEHOLD FURNITURE & FIXTURES                                      652
--------------------------------------------------------------------------------
   INDEPENDENT POWER PRODUCERS & ENERGY TRADER [0.2%]
   AES *                                                        12,324       143
--------------------------------------------------------------------------------
   INDUSTRIAL [0.2%]
   Robert Half International                                     6,370       150
--------------------------------------------------------------------------------
   INSURANCE [2.9%]
   Chubb                                                        12,811       511
   DaVita *                                                      3,700       183
   HCC Insurance Holdings                                       16,200       389
   Henry Schein *                                                2,500       120
   Marsh & McLennan                                             11,550       232
   Travelers                                                     5,987       246
   Unum Group                                                   13,300       211
--------------------------------------------------------------------------------
   TOTAL INSURANCE                                                         1,892
--------------------------------------------------------------------------------
   INVESTMENT BANKER/BROKER DEALER [4.2%]
   BlackRock, Cl A                                               2,090       367
   Goldman Sachs Group                                           5,195       766
   JPMorgan Chase                                               20,692       706
   Morgan Stanley                                               20,915       596
   T Rowe Price Group                                            7,860       327
--------------------------------------------------------------------------------
   TOTAL INVESTMENT BANKER/BROKER DEALER                                   2,762
--------------------------------------------------------------------------------
   MACHINERY [0.5%]
   Caterpillar                                                   2,668        88
   Cummins                                                       4,330       153
   Joy Global                                                    2,560        91
--------------------------------------------------------------------------------
   TOTAL MACHINERY                                                           332
--------------------------------------------------------------------------------
   MANUFACTURING [0.5%]
   Tyco International                                           14,050       365
--------------------------------------------------------------------------------
   MEDICAL PRODUCTS & SERVICES [2.4%]
   Baxter International                                          2,176       115
   Becton Dickinson                                              4,377       312
   Covidien                                                      8,750       328
   Genzyme-General Division *                                      228        13
   Intuitive Surgical *                                            640       105
   St. Jude Medical *                                            6,992       287
   Stryker                                                       7,161       284
   WellPoint *                                                   2,507       128
--------------------------------------------------------------------------------
   TOTAL MEDICAL PRODUCTS & SERVICES                                       1,572
--------------------------------------------------------------------------------
   METALS & MINING [0.5%]
   Barrick Gold                                                  9,000       302
--------------------------------------------------------------------------------

                                                                          Value
Description                                                   Shares      (000)
-----------                                                 ----------   -------
   MULTI-MEDIA [0.2%]
   Walt Disney                                                   4,659   $   109
--------------------------------------------------------------------------------
   OFFICE EQUIPMENT & SUPPLIES [0.2%]
   Avery Dennison                                                4,200       108
--------------------------------------------------------------------------------
   OFFICE FURNITURE & FIXTURES [0.2%]
   Salesforce.com *                                              3,450       132
--------------------------------------------------------------------------------
   PAPER & RELATED PRODUCTS [0.5%]
   Sealed Air                                                   16,521       305
--------------------------------------------------------------------------------
   PERSONAL PRODUCTS [0.2%]
   Avon Products                                                 6,310       163
--------------------------------------------------------------------------------
   PETROLEUM & FUEL PRODUCTS [12.6%]
   Anadarko Petroleum                                           13,991       635
   Cameron International *                                      11,390       322
   Chesapeake Energy                                            19,300       383
   ChevronTexaco                                                11,403       755
   ConocoPhillips                                                8,863       373
   Devon Energy                                                  1,627        89
   Enbridge                                                      5,690       198
   ENSCO International                                           3,386       118
   Exterran Holdings *                                          14,200       228
   Exxon Mobil                                                   9,829       687
   Marathon Oil                                                  5,841       176
   Murphy Oil                                                      488        26
   Nabors Industries *                                          10,500       164
   Newfield Exploration *                                        6,200       203
   Noble Energy                                                    704        41
   Occidental Petroleum                                          8,117       534
   PetroHawk Energy *                                           10,460       233
   Petroleo Brasileiro, ADR                                     10,830       444
   Rowan                                                         6,088       118
   Royal Dutch Shell, Cl B                                       7,000       356
   Southwestern Energy *                                         5,740       223
   Spectra Energy                                               17,100       289
   Transocean *                                                  8,170       607
   Unit *                                                        9,400       259
   Valero Energy                                                 4,900        83
   Weatherford International *                                  21,690       424
   Williams                                                     21,700       339
--------------------------------------------------------------------------------
   TOTAL PETROLEUM & FUEL PRODUCTS                                         8,307
--------------------------------------------------------------------------------
   PRINTING & PUBLISHING [0.2%]
   Gannett                                                       4,160        15
   Pitney Bowes                                                  4,417        97
--------------------------------------------------------------------------------
   TOTAL PRINTING & PUBLISHING                                               112
--------------------------------------------------------------------------------
   RAILROADS [0.1%]
   Burlington Northern Santa Fe                                    482        35
   CSX                                                           1,174        41
--------------------------------------------------------------------------------
   TOTAL RAILROADS                                                            76
--------------------------------------------------------------------------------

Schedule of Investments (Unaudited)
JUNE 30, 2009

AHA Diversified Equity Fund

                                                                          Value
Description                                                   Shares      (000)
-----------                                                 ----------   -------
   REAL ESTATE INVESTMENT TRUSTS [0.2%]
   Digital Realty Trust                                          4,300   $   154
   Public Storage                                                    4        --
--------------------------------------------------------------------------------
   TOTAL REAL ESTATE INVESTMENT TRUSTS                                       154
--------------------------------------------------------------------------------
   REAL ESTATE MANAGEMENT & DEVELOPMENT [0.5%]
   Brookfield Asset Management, Cl A                            18,700       319
--------------------------------------------------------------------------------
   RETAIL [8.0%]
   Best Buy                                                     15,305       513
   Big Lots *                                                    3,890        82
   CVS                                                          21,882       697
   Gap                                                           5,793        95
   Guess ?                                                       5,400       139
   Home Depot                                                    5,838       138
   Kohl's *                                                     14,422       616
   Kroger                                                        4,433        98
   Limited Brands                                                3,763        45
   Lowe's                                                       16,000       310
   McDonald's                                                    2,169       125
   RadioShack                                                    7,909       110
   Sherwin-Williams                                                779        42
   Staples                                                      15,750       318
   Supervalu                                                    19,800       256
   SYSCO                                                        10,753       242
   TJX                                                           1,897        60
   Walgreen                                                      8,900       262
   Wal-Mart Stores                                              16,373       793
   Whole Foods Market                                            7,910       150
   Yum! Brands                                                   4,830       161
--------------------------------------------------------------------------------
   TOTAL RETAIL                                                            5,252
--------------------------------------------------------------------------------
   SCHOOLS [0.2%]
   Apollo Group, Cl A *                                          2,000       142
--------------------------------------------------------------------------------
   SEMI-CONDUCTORS [3.2%]
   Analog Devices                                                5,526       137
   Applied Materials                                            48,050       527
   ASML Holding, Cl G GDR                                       10,010       217
   Broadcom, Cl A *                                             11,860       294
   Intel                                                        14,185       235
   Lam Research *                                               12,760       332
   Texas Instruments                                            14,320       305
   Xilinx                                                        1,939        39
--------------------------------------------------------------------------------
   TOTAL SEMI-CONDUCTORS                                                   2,086
--------------------------------------------------------------------------------
   TELECOMMUNICATIONS EQUIPMENT [0.5%]
   Nokia, ADR                                                   24,000       350
--------------------------------------------------------------------------------
   TELEPHONES & TELECOMMUNICATIONS [4.1%]
   AT&T                                                         30,810       765
   CenturyTel                                                      428        13
   China Mobile, ADR                                             8,830       442
   China Unicom Hong Kong, ADR                                  14,420       193

                                                                          Value
Description                                                   Shares      (000)
-----------                                                 ----------   -------
   Corning                                                      36,867   $   592
   Embarq                                                          372        16
   Millicom International Cellular *                             1,840       104
   Qwest Communications International                           28,508       118
   Verizon Communications                                       14,289       439
--------------------------------------------------------------------------------
   TOTAL TELEPHONES & TELECOMMUNICATIONS                                   2,682
--------------------------------------------------------------------------------
   TRANSPORTATION SERVICES [0.7%]
   CH Robinson Worldwide                                         3,010       157
   FedEx                                                         4,900       273
   Norfolk Southern                                                480        18
   Union Pacific                                                   482        25
--------------------------------------------------------------------------------
   TOTAL TRANSPORTATION SERVICES                                             473
--------------------------------------------------------------------------------
   TRUCKING [0.2%]
   Ryder System                                                  4,164       116
--------------------------------------------------------------------------------
   WASTE MANAGEMENT SERVICES [0.3%]
   Waste Management                                              7,733       218
--------------------------------------------------------------------------------
   WATER UTILITIES [0.3%]
   Aqua America                                                 10,150       182
--------------------------------------------------------------------------------
   WEB PORTALS/ISP [2.4%]
   Amazon.com *                                                  6,236       521
   Google, Cl A *                                                2,114       891
   Juniper Networks *                                            6,140       145
   VeriSign *                                                      904        17
--------------------------------------------------------------------------------
   TOTAL WEB PORTALS/ISP                                                   1,574
--------------------------------------------------------------------------------
   WHOLESALE [0.5%]
   Archer-Daniels-Midland                                       13,091       350
--------------------------------------------------------------------------------
      TOTAL COMMON STOCK
      (Cost $71,483)                                                      64,208
--------------------------------------------------------------------------------
   CASH EQUIVALENT [2.1%]
   AIM STIT-Treasury Portfolio
      0.13% **                                              $1,376,822     1,377
--------------------------------------------------------------------------------
      TOTAL CASH EQUIVALENT
      (Cost $1,377)                                                        1,377
--------------------------------------------------------------------------------
      TOTAL INVESTMENTS [99.6%]
      (Cost $72,860) +                                                   $65,585
--------------------------------------------------------------------------------

Schedule of Investments (Unaudited)
JUNE 30, 2009

AHA Diversified Equity Fund

PERCENTAGES ARE BASED ON NET ASSETS OF $65,861,177.

*    NON-INCOME PRODUCING SECURITY.

**   THE RATE REPORTED IS THE 7-DAY CURRENT YIELD AS OF JUNE 30, 2009.

ADR -- AMERICAN DEPOSITARY RECEIPT
CL -- CLASS
GDR -- GLOBAL DEPOSITARY RECEIPT
ISP -- INTERNET SERVICE PROVIDER

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

+    AT JUNE 30, 2009, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $72,860
     (000)'S, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $4,461
     (000)'S AND $(11,736) (000)'S, RESPECTIVELY.

FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

The following is a summary of the inputs used as of June 30, 2009 in valuing the Fund's investments carried at value ($ Thousands):

                                  Level 1   Level 2   Level 3    Total
                                  -------   -------   -------   -------
Investments in Securities
   Common Stock                   $64,208     $--       $--     $64,208
   Cash Equivalent                  1,377      --        --       1,377
                                  -------     ---       ---     -------
Total Investments in Securities   $65,585     $--       $--     $65,585
                                  =======     ===       ===     =======

Schedule of Investments (Unaudited)
JUNE 30, 2009

AHA Socially Responsible Equity Fund

                                                                          Value
Description                                                   Shares      (000)
-----------                                                 ----------   -------
COMMON STOCK [92.5%]
   ADVERTISING [1.8%]
   CBS, Cl B                                                   117,000   $   810
--------------------------------------------------------------------------------
   BANKS [9.0%]
   BOK Financial                                                10,000       377
   IntercontinentalExchange *                                    7,000       800
   M&T Bank                                                     17,000       866
   US Bancorp                                                   68,000     1,218
   Wells Fargo                                                  31,000       752
--------------------------------------------------------------------------------
   TOTAL BANKS                                                             4,013
--------------------------------------------------------------------------------
   CHEMICALS [2.7%]
   EI du Pont de Nemours                                        47,000     1,204
--------------------------------------------------------------------------------
   COMPUTER SOFTWARE [4.1%]
   Microsoft                                                    40,000       951
   Symantec *                                                   56,000       871
--------------------------------------------------------------------------------
   TOTAL CONSUMER SOFTWARE                                                 1,822
--------------------------------------------------------------------------------
   COMPUTER SYSTEM DESIGN & SERVICES [2.1%]
   Dell *                                                       67,000       920
--------------------------------------------------------------------------------
   CONSUMER PRODUCTS & SERVICES [4.9%]
   Clorox                                                       20,500     1,144
   Kimberly-Clark                                               20,000     1,049
--------------------------------------------------------------------------------
   TOTAL CONSUMER PRODUCTS & SERVICES                                      2,193
--------------------------------------------------------------------------------
   DISTRIBUTORS [1.9%]
   Genuine Parts                                                25,000       839
--------------------------------------------------------------------------------
   ELECTRICAL EQUIPMENT [3.1%]
   Baldor Electric                                              30,000       714
   Emerson Electric                                             21,000       680
--------------------------------------------------------------------------------
   TOTAL ELECTRICAL EQUIPMENT                                              1,394
--------------------------------------------------------------------------------
   FINANCIAL SERVICES [2.2%]
   Nasdaq Stock Market *                                        45,000       959
--------------------------------------------------------------------------------
   HEALTHCARE PRODUCTS & SERVICES [13.1%]
   Cardinal Health                                              18,000       550
   Laboratory Corp of America Holdings *                        14,000       949
   McKesson                                                     31,000     1,364
   Patterson *                                                  60,000     1,302
   Quest Diagnostics                                            29,000     1,636
--------------------------------------------------------------------------------
   TOTAL HEALTHCARE PRODUCTS & SERVICES                                    5,801
--------------------------------------------------------------------------------
   INSURANCE [3.8%]
   Chubb                                                        11,000       439
   Marsh & McLennan                                             62,500     1,258
--------------------------------------------------------------------------------
   TOTAL INSURANCE                                                         1,697
--------------------------------------------------------------------------------

                                                                          Value
Description                                                   Shares      (000)
-----------                                                 ----------   -------
   MANUFACTURING [2.7%]
   Tyco International                                           45,875   $ 1,192
--------------------------------------------------------------------------------
   MEDICAL PRODUCTS & SERVICES [2.6%]
   Covidien                                                     30,575     1,145
--------------------------------------------------------------------------------
   METALS & MINING [2.0%]
   Worthington Industries                                       70,000       895
--------------------------------------------------------------------------------
   OFFICE EQUIPMENT & SUPPLIES [1.4%]
   Avery Dennison                                               25,000       642
--------------------------------------------------------------------------------
   PAPER & RELATED PRODUCTS [1.9%]
   Packaging Corp of America                                    53,500       867
--------------------------------------------------------------------------------
   PETROLEUM & FUEL PRODUCTS [16.7%]
   Chesapeake Energy                                            65,000     1,289
   ConocoPhillips                                               25,000     1,051
   Exterran Holdings *                                          60,000       962
   Patterson-UTI Energy                                        119,000     1,530
   Spectra Energy                                               80,000     1,354
   Unit *                                                       45,000     1,241
--------------------------------------------------------------------------------
   TOTAL PETROLEUM & FUEL PRODUCTS                                         7,427
--------------------------------------------------------------------------------
   REAL ESTATE MANAGEMENT & DEVELOPMENT [3.1%]
   Brookfield Asset Management, Cl A                            80,000     1,366
--------------------------------------------------------------------------------
   RETAIL [4.9%]
   Supervalu                                                    87,000     1,126
   Walgreen                                                     35,500     1,044
--------------------------------------------------------------------------------
   TOTAL RETAIL                                                            2,170
--------------------------------------------------------------------------------
   SEMI-CONDUCTORS [2.2%]
   Intel                                                        59,000       976
--------------------------------------------------------------------------------
   TELECOMMUNICATIONS EQUIPMENT [3.0%]
   Nokia, ADR                                                   93,000     1,356
--------------------------------------------------------------------------------
   TELEPHONES & TELECOMMUNICATIONS [3.3%]
   AT&T                                                         29,000       720
   Verizon Communications                                       24,000       738
--------------------------------------------------------------------------------
   TOTAL TELEPHONES & TELECOMMUNICATIONS                                   1,458
--------------------------------------------------------------------------------
      TOTAL COMMON STOCK
      (Cost $52,990)                                                      41,146

Schedule of Investments (Unaudited)
JUNE 30, 2009

AHA Socially Responsible Equity Fund

                                                                          Value
Description                                                   Shares      (000)
-----------                                                 ----------   -------
CASH EQUIVALENT [7.4%]
   AIM STIT-Treasury Portfolio,
      0.13% **                                               3,289,765   $ 3,290
--------------------------------------------------------------------------------
      TOTAL CASH EQUIVALENT
      (Cost $3,290)                                                        3,290
--------------------------------------------------------------------------------
      TOTAL INVESTMENTS [99.9%]
      (Cost $56,280) +                                                   $44,436
--------------------------------------------------------------------------------

PERCENTAGES ARE BASED ON NET ASSETS OF $44,474,725.

*    NON-INCOME PRODUCING SECURITY.

**   THE RATE REPORTED IS THE 7-DAY CURRENT YIELD AS OF JUNE 30, 2009.

ADR -- AMERICAN DEPOSITARY RECEIPT
CL -- CLASS
ISP -- INTERNET SERVICE PROVIDER

+    AT JUNE 30, 2009, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $56,280
     (000)'S, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $1,939
     (000)'S AND $(13,783) (000)'S, RESPECTIVELY.

FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

The following is a summary of the inputs used as of June 30, 2009 in valuing the Fund's investments carried at value ($ Thousands):

                                  Level 1   Level 2   Level 3    Total
                                  -------   -------   -------   -------
Investments in Securities
   Common Stock                   $41,146     $--       $--     $41,146
   Cash Equivalent                  3,290      --        --       3,290
                                  -------     ---       ---     -------
Total Investments in Securities   $44,436     $--       $--     $44,436
                                  =======     ===       ===     =======

ITEM 2. CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

                                   SIGNATURES

Pursuant to the requirements of the securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                            CNI Charter Funds


By (Signature and Title)                /s/ Richard A. Weiss
                                        -------------------------------------
                                        Richard A. Weiss, President & CEO

Date: August 27, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)                /s/ Richard A. Weiss
                                        -------------------------------------
                                        Richard A. Weiss, President & CEO

Date: August 27, 2009


By (Signature and Title)                /s/ Eric Kleinschmidt
                                        -------------------------------------
                                        Eric Kleinschmidt, Controller and COO

Date: August 27, 2009